Income taxes - Aging Analysis (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Income Taxes [Abstract]
Up to 1 year	R$ 113,149	R$ 185,123
Over 1 year	215,336	131,608
Total	R$ 328,485	R$ 316,731